Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt instruments held [abstract]
Disclosure of detailed information about borrowings [text block]
	As of December 31
in 000€	2018	2017	2016
K€28,000 acquisition bank loan	24,576	27,513	−
K€18,000 secured bank loans	17,739	17,575	6,404
K€10,000 EIB bank loan	10,000	−	−
K€12,300 bank loans ACTech	12,300	9,247	−
K€8,750 other facility loans	4,299	4,982	5,411
Bank investment loans - top 20 outstanding	23,801	21,441	9,467
Bank investment loans - other	3,808	2,289	2,927
Financial lease agreements	6,809	9,164	7,395
Institutional loan	1,492	1,105	936
Convertible bonds	1,000	1,000	1,000
Related party loan	214	241	266
Total loans and borrowings	106,038	94,557	33,806
Current	13,598	12,769	5,539
Non-Current	92,440	81,788	28,267

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	For the year ended December 31
in 000€	2018	2017	2016
At January 1,	94,557	33,806	21,089
Proceeds from loans & borrowings	32,554	54,319	14,669
Repayment of loans & borrowings	(18,820)	(11,904)	(2,796)
New finance leases	792	2,906	2,483
Repayment of finance leases	(3,102)	(2,947)	(1,898)
Loans acquired from business combination	−	18,205	−
Net foreign exchange movements	57	172	259
At December 31,	106,038	94,557	33,806